Related Party Transactions	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
7.	RELATED PARTY TRANSACTIONS

a)	The Company had related party notes with its former Chief Financial Officer and Chief Operating Officer. See footnote 5 for further discussion.

b)	In connection with the acquisition of Pocono, the Company recorded various transactions and operations through Pocono Coated Products LLC, a related entity. During the six months ended July 31, 2021, the Company was advanced $7,862 in finance payments. As of July 31, 2021, the Company owed Pocono $2,634. The Company also issued a note in the amount of $1,500,000 to Pocono Coated Products LLC. See footnote 5 for further discussion.

8.	RELATED PARTY TRANSACTIONS

a)	On February 19, 2019, the Company granted an executive officer an option to purchased 25,000 shares of the Company’s common stock at an exercise price equal to 75% of the market price on the date the Company receives notice of exercise.

The fair value of the warrant on the date of grant using the Black Scholes model was $252,700 and was expensed during the six months ended July 31, 2019. The warrant expired unexercised on May 19, 2019.

b)	The Company had related party notes with its Chief Financial Officer and Chief Operating Officer. See footnote 5 for further discussion.

c)	In connection with the acquisition of Pocono, the Company recorded various transactions and operations through Pocono Coated Products LLC, a related entity. The transactions included revenue of $68,780, purchase of materials of $33,479, paid expenses of $23,310, and finance payments of $6,763. As of January 31, 2021, Pocono Coated Products LLC owed the Company $5,228. The Company also issued a note in the amount $1,500,000 to Pocono Coated Products LLC. See footnote 5 for further discussion.

d)	During the years ended January 31, 2021, the Company issued 51,825 shares of common stock, valued at $777,375, to executive officers of the Company, based on the market price at the date of issuance, and 78,500 shares of common stock, valued at 1,221,500, to the Company’s current and former independent directors, based on the market price at the date of issuance. The shares were issued on December 31, 2020 at a stock price of $15 per share.